PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2014	2015
Vehicles	2,216,642,350	4,182,308,204
In-car equipment	22,997,471	26,640,939
Leasehold improvements	15,820,487	25,545,379
Software	10,498,693	11,835,395
Office furniture and equipment	19,882,685	27,302,112

Property and equipment subject to depreciation	2,285,841,686	4,273,632,029
Less: accumulated depreciation	(539,148,608)	(712,036,846)

Subtotal	1,746,693,078	3,561,595,183
Construction in progress	193,354,521	535,022,537

Property and equipment, net	1,940,047,599	4,096,617,720

The Company entered into capital lease arrangements in the year ended December 31, 2015 for the use of certain vehicles. The gross amount of these vehicles were RMB9,584,628 (US$1,479,612) as of December 31, 2015, and are included as “vehicles” in property and equipment, net on the consolidated balance sheets. There are no future minimum lease payments as of December 31, 2015 as all payments under the capital lease arrangement have been fully prepaid; accordingly, no lease obligation disclosures are presented.

The Company recorded depreciation expense relating to vehicles and in-car equipment of RMB190,462,987, RMB277,336,281 and RMB457,478,811 for the years ended December 31, 2013, 2014 and 2015, respectively, as costs of revenue in the consolidated statements of comprehensive income (loss).

Depreciation expense of other property and equipment totaled RMB5,858,341, RMB10,106,785 and RMB17,242,676 for the years ended December 31, 2013, 2014 and 2015, respectively, and was recorded in the consolidated statements of comprehensive income (loss) as cost of revenue and operating expenses.

As of December 31, 2014 and 2015, vehicles and in-car equipment with a total initial cost of RMB726,565,969 and RMB797,852,647, respectively, were used as collateral in relation to certain long-term borrowing arrangements as disclosed in Note 8.